Operating Leases Operating Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 42,931
2026	38,445
2027	31,257
2028	24,156
2029	17,838
Thereafter	45,047
Total future minimum lease payments	199,674
Lease imputed interest	(22,806)
Total	$ 176,868